Inventories, Net (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Inventory Disclosure [Abstract]
Raw materials	$ 1,200	$ 2,112
Work in progress	40	116
Finished goods	299	705
Inventory, Net	$ 1,539	$ 2,933